Guarantees granted, commitments and contingent liabilities - repurchase obligation (Details) € in Millions	Dec. 31, 2018 EUR (€)
2019
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	€ 804
2020
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	508
2021
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	349
2022
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	216
2023
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	32
2024 and thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Minimum purchase obligation payable	€ 42